Shareholder Fees	Nov. 01, 2020 USD ($)
VictoryShares US Small Cap High Div Volatility Wtd ETF | VictoryShares US Small Cap High Div Volatility Wtd ETF
Shareholder Fees:
Shareholder Fees (paid directly from your investment)	none